Annual Operating Expenses - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIP Asset Manager Portfolio	Apr. 29, 2024
VIP Asset Manager Portfolio - Initial Class
Operating Expenses:
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.53%
VIP Asset Manager Portfolio - Service Class
Operating Expenses:
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[1]
Total annual operating expenses	0.63%
VIP Asset Manager Portfolio - Service Class 2
Operating Expenses:
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Total annual operating expenses	0.78%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10%, 0.10%, and 0.10% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.